June 30, 1999                                 . Pacific Select Fund

                                              . Pacific Select Exec
                                                Separate Account of
                                                Pacific Life Insurance Company







                                 Annual
                                Reports











                                                                  Pacific Select

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND
        Chairman's Letter.................................................. A-1
        Performance Discussion............................................. A-2
        Financial Statements:
          Statements of Assets and Liabilities............................. B-1
          Statements of Operations......................................... B-3
          Statements of Changes in Net Assets.............................. B-5
        Financial Highlights............................................... B-9
        Schedules of Investments and Notes................................. B-13
        Notes to Financial Statements...................................... B-80
        Special Meeting of Shareholders.................................... B-86
        PACIFIC SELECT EXEC SEPARATE ACCOUNT
        Financial Statements:
          Statement of Assets and Liabilities.............................. C-1
          Statement of Operations.......................................... C-3
          Statement of Changes in Net Assets............................... C-5
        Notes to Financial Statements...................................... C-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)
(In thousands)

                                  High             Govern-
                        Money    Yield   Managed     ment             Aggressive  Growth   Equity   Multi-  Large-Cap Mid-Cap
                        Market    Bond     Bond   Securities  Growth    Equity      LT     Income  Strategy   Value    Value
                       Variable Variable Variable  Variable  Variable  Variable  Variable Variable Variable Variable  Variable
                       Account  Account  Account   Account   Account   Account   Account  Account  Account   Account  Account
                       -------------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Money Market
  Portfolio
   (7,751 shares;
    cost $78,157)...   $78,029
 High Yield Bond
  Portfolio
   (4,918 shares;
    cost $46,726)...            $44,457
 Managed Bond
  Portfolio
   (10,377 shares;
    cost $113,687)..                     $109,640
 Government
  Securities
  Portfolio
   (1,969 shares;
    cost $21,047)...                               $20,298
 Growth Portfolio
   (9,628 shares;
    cost $216,744)..                                          $224,244
 Aggressive
  Equity Portfolio
   (1,915 shares;
    cost $23,557)...                                                   $24,834
 Growth LT
  Portfolio
   (10,326 shares;
    cost $209,877)..                                                             $331,979
 Equity Income
  Portfolio
   (7,809 shares;
    cost $174,509)..                                                                      $219,087
 Multi-Strategy
  Portfolio
   (8,542 shares;
    cost $127,283)..                                                                               $147,496
 Large-Cap Value
  Portfolio
   (172 shares;
    cost $1,888)....                                                                                         $1,991
 Mid-Cap Value
  Portfolio
   (161 shares;
    cost $1,739)....                                                                                                   $1,808

Receivables:
 Due from Pacific
  Life Insurance
   Company.........               1,871        64        1        148       71        757      363       67       8        38
 Fund shares
  redeemed........       1,997
                       -------------------------------------------------------------------------------------------------------
Total Assets.....       80,026   46,328   109,704   20,299    224,392   24,905    332,736  219,450  147,563   1,999     1,846
                       -------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific
  Life Insurance
   Company.........      2,001
 Fund shares
  purchased.......                1,871        64        1        148       71        757      363       67       8        38
                       -------------------------------------------------------------------------------------------------------
Total
 Liabilities......       2,001    1,871        64        1        148       71        757      363       67       8        38
                       -------------------------------------------------------------------------------------------------------
NET ASSETS.......      $78,025  $44,457  $109,640  $20,298   $224,244  $24,834   $331,979 $219,087 $147,496  $1,991    $1,808
                       -------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 1999 (Unaudited)
(In thousands)

                                   Bond and  Equity  Small-Cap           Inter-  Emerging
                           Equity   Income   Index     Index     REIT   national Markets  Variable Variable Variable Variable
                          Variable Variable Variable Variable  Variable Variable Variable Account  Account  Account  Account
                          Account  Account  Account   Account  Account  Account  Account     I        II      III       IV
                          ---------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Equity Portfolio
   (1,206 shares;
   cost $34,572).......   $37,111
 Bond and Income
  Portfolio
   (540 shares; cost
   $7,032).............             $6,291
 Equity Index
  Portfolio
   (10,252 shares;
   cost $248,216)......                     $367,986
 Small-Cap Index
  Portfolio
   (268 shares; cost
   $2,733).............                               $2,892
 REIT Portfolio
   (64 shares; cost
   $697)...............                                          $687
 International
  Portfolio
   (10,840 shares;
   cost $170,766)......                                                 $170,168
 Emerging Markets
  Portfolio
   (1,749 shares;
   cost $12,841).......                                                          $15,531
 Brandes
  International
  Equity Portfolio
   (172 shares; cost
   $1,878).............                                                                    $2,271
 Turner Core
  Growth Portfolio
   (247 shares; cost
   $4,140).............                                                                             $4,829
 Frontier Capital
  Appreciation
  Portfolio
   (339 shares; cost
   $4,981).............                                                                                      $6,148
 Enhanced U.S.
  Equity Portfolio
   (263 shares; cost
   $4,688).............                                                                                               $5,381

Receivables:
 Due from Pacific
  Life Insurance
  Company..............        96       45       872      38        9        104     104                 2
 Fund shares
  redeemed.............                                                                                           4
                          ---------------------------------------------------------------------------------------------------
Total Assets...........    37,207    6,336   368,858   2,930      696    170,272  15,635    2,271    4,831    6,152    5,381
                          ---------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific
  Life Insurance
   Company..............                                                                                          4
  Fund shares
   purchased............       96       45       872      38        9        104     104                 2
                          ---------------------------------------------------------------------------------------------------
Total Liabilities......        96       45       872      38        9        104     104                 2        4
                          ---------------------------------------------------------------------------------------------------
NET ASSETS.............   $37,111   $6,291  $367,986  $2,892     $687   $170,168 $15,531   $2,271   $4,829   $6,148   $5,381
                          ---------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                               High              Govern-
                     Money    Yield   Managed      ment              Aggressive  Growth   Equity   Multi-    Large-Cap    Mid-Cap
                     Market    Bond     Bond    Securities  Growth     Equity      LT     Income  Strategy     Value       Value
                    Variable Variable Variable   Variable  Variable   Variable  Variable Variable Variable   Variable    Variable
                    Account  Account  Account    Account   Account    Account   Account  Account  Account   Account (1) Account (1)
                    ---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.........  $1,587   $1,756   $5,388       $728   $23,889     $2,297   $24,658  $17,288  $10,198        $1
                    ---------------------------------------------------------------------------------------------------------------
Net Investment
 Income............   1,587    1,756    5,388        728    23,889      2,297    24,658   17,288   10,198         1
                    ---------------------------------------------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
 Net realized
  gain (loss) from
  security
  transactions.....     109     (898)     453         34    10,883        517     6,376    4,855      959         1          $5
 Net unrealized
  appreciation
  (depreciation)
  on investments...     (17)    (505)  (8,386)    (1,221)   (5,003)      (151)   47,341    4,104   (1,142)      103          69
                    ---------------------------------------------------------------------------------------------------------------
Net Realized and
 Unrealized Gain
 (Loss) on
 Investments.......      92   (1,403)  (7,933)    (1,187)    5,880        366    53,717    8,959     (183)      104          74
                    ---------------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS...  $1,679     $353  ($2,545)     ($459)  $29,769     $2,663   $78,375  $26,247  $10,015      $105         $74
                    ---------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                                Bond and  Equity   Small-Cap               Inter-  Emerging
                        Equity   Income   Index      Index       REIT     national Markets  Variable Variable Variable Variable
                       Variable Variable Variable  Variable    Variable   Variable Variable Account  Account  Account  Account
                       Account  Account  Account  Account (1) Account (1) Account  Account     I        II      III       IV
                       --------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends...........   $2,399    $432    $3,475       $1          $3      $7,401      $27             $172
                       --------------------------------------------------------------------------------------------------------
Net Investment
 Income..............    2,399     432     3,475        1           3       7,401       27              172
                       --------------------------------------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
 Net realized
  gain (loss) from
  security
  transactions.......      555     (15)    5,229                    3       4,139     (987)    $25       85      $89     $514
 Net unrealized
  appreciation
  (depreciation)
  on investments.....      534    (773)   29,403      159         (10)     (4,455)   4,307     325      208      906      144
                       --------------------------------------------------------------------------------------------------------
Net Realized and
 Unrealized Gain
 (Loss) on
 Investments.........    1,089    (788)   34,632      159          (7)       (316)   3,320     350      293      995      658
                       --------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....   $3,488   ($356)  $38,107     $160         ($4)     $7,085   $3,347    $350     $465     $995     $658
                       --------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                                    High               Govern-
                         Money     Yield    Managed      ment              Aggressive  Growth    Equity    Multi-    Large-Cap
                         Market     Bond      Bond    Securities  Growth     Equity      LT      Income   Strategy     Value
                        Variable  Variable  Variable   Variable  Variable   Variable  Variable  Variable  Variable   Variable
                        Account   Account   Account    Account   Account    Account   Account   Account   Account   Account (1)
                        -------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
  income..............    $1,587   $1,756     $5,388      $728    $23,889    $2,297    $24,658   $17,288   $10,198        $1
 Net realized
  gain (loss) from
  security
  transactions........       109     (898)       453        34     10,883       517      6,376     4,855       959         1
 Net unrealized
  appreciation
  (depreciation)
  on investments......       (17)    (505)    (8,386)   (1,221)    (5,003)     (151)    47,341     4,104    (1,142)      103
                        -------------------------------------------------------------------------------------------------------
Net Increase
 (Decrease) in Net
 Assets Resulting
 from Operations......     1,679      353     (2,545)     (459)    29,769     2,663     78,375    26,247    10,015       105
                        -------------------------------------------------------------------------------------------------------


INCREASE
 (DECREASE) IN NET
 ASSETS
 FROM POLICY
 TRANSACTIONS
 Transfer of net
  premiums............    90,449    5,279      8,122     1,655     16,617     2,946     20,208    13,325     6,630       194
 Transfers--
  policy charges
  and deductions......    (3,770)  (1,234)    (2,326)     (464)    (5,454)     (678)    (7,269)   (4,850)   (2,912)      (18)
 Transfers in
  (from other
  variable
  accounts)...........   170,099   23,454     33,047     6,192     91,670    15,602     68,573    37,724    11,323     2,108
 Transfers out
  (to other
  variable
  accounts)...........  (242,031) (25,913)   (26,782)   (3,329)  (102,013)  (13,065)   (42,320)  (32,381)   (9,187)     (397)
 Transfers--
  other...............    (7,508)    (852)    (1,740)     (446)    (6,015)     (400)   (12,865)   (8,845)   (2,371)       (1)
                        -------------------------------------------------------------------------------------------------------
Net Increase
 (Decrease) in Net
 Assets Derived
 from Policy
 Transactions.........     7,239      734     10,321     3,608     (5,195)    4,405     26,327     4,973     3,483     1,886
                        -------------------------------------------------------------------------------------------------------
NET INCREASE IN
 NET ASSETS...........     8,918    1,087      7,776     3,149     24,574     7,068    104,702    31,220    13,498     1,991
                        -------------------------------------------------------------------------------------------------------


NET ASSETS
 Beginning of
  Period..............    69,107   43,370    101,864    17,149    199,670    17,766    227,277   187,867   133,998
                        -------------------------------------------------------------------------------------------------------
 End of Period........   $78,025  $44,457   $109,640   $20,298   $224,244   $24,834   $331,979  $219,087  $147,496    $1,991
                        -------------------------------------------------------------------------------------------------------

                          Mid-Cap
                           Value
                         Variable
                        Account (1)
                        -------------------------------------------------------------------------------------------------------
   ...................
INCREASE
 (DECREASE) IN NET
 ASSETS
FROM OPERATIONS
 Net investment
  income..........
 Net realized
  gain (loss) from
  security
  transactions........        $5
 Net unrealized
  appreciation
  (depreciation)
  on investments......        69
                        -------------------------------------------------------------------------------------------------------
Net Increase
 (Decrease) in Net
 Assets Resulting
 from Operations......        74
                        -------------------------------------------------------------------------------------------------------


INCREASE
 (DECREASE) IN NET
 ASSETS
 FROM POLICY
 TRANSACTIONS
 Transfer of net
  premiums............       203
 Transfers--
  policy charges
  and deductions......       (20)
 Transfers in
  (from other
  variable
  accounts)...........     1,868
 Transfers out
  (to other
  variable
  accounts)...........      (318)
 Transfers--
  other...............         1
                        -------------------------------------------------------------------------------------------------------
Net Increase
 (Decrease) in Net
 Assets Derived
 from Policy
 Transactions.........     1,734
                        -------------------------------------------------------------------------------------------------------
NET INCREASE IN
 NET ASSETS...........     1,808
                        -------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
  Period..........
                        -------------------------------------------------------------------------------------------------------
 End of Period........    $1,808
                        -------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                                 Bond and  Equity    Small-Cap               Inter-   Emerging
                        Equity    Income   Index       Index       REIT     national  Markets   Variable Variable Variable Variable
                       Variable  Variable Variable   Variable    Variable   Variable  Variable  Account  Account  Account  Account
                       Account   Account  Account   Account (1) Account (1) Account   Account      I        II      III       IV
                       ------------------------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN NET
 ASSETS
 FROM OPERATIONS
 Net investment
  income.............   $2,399      $432    $3,475        $1         $3       $7,401      $27               $172
 Net realized
  gain (loss) from
  security
  transactions.......      555       (15)    5,229                    3        4,139     (987)      $25       85      $89     $514
 Net unrealized
  appreciation
  (depreciation)
  on investments.....      534      (773)   29,403       159        (10)      (4,455)   4,307       325      208      906      144
                       ------------------------------------------------------------------------------------------------------------
Net Increase
 (Decrease) in Net
 Assets
 Resulting from
 Operations..........    3,488      (356)   38,107       160         (4)       7,085    3,347       350      465      995      658
                       ------------------------------------------------------------------------------------------------------------

INCREASE
 (DECREASE) IN NET
 ASSETS
 FROM POLICY
 TRANSACTIONS
 Transfer of net
  premiums...........    3,243       951    32,094       622         68       15,937    1,750       191      467      644      454
 Transfers--
  policy charges
  and deductions.....     (781)     (207)   (8,768)      (30)        (7)      (4,148)    (402)      (66)    (105)    (148)    (139)
 Transfers in
  (from other
  variable
  accounts)..........   21,799     4,487    62,105     5,012        707       58,165   14,961       354    2,118      914    8,185
 Transfers out
  (to other
  variable
  accounts)..........   (8,346)   (3,535)  (47,043)   (2,873)       (76)     (58,272) (13,888)      (48)    (948)    (631)  (8,647)
 Transfers--
  other..............     (358)     (331)  (11,696)        1         (1)      (5,739)    (309)      (32)    (116)     (78)    (116)
                       ------------------------------------------------------------------------------------------------------------
Net Increase
 (Decrease) in Net
 Assets Derived
 from Policy
 Transactions........   15,557     1,365    26,692     2,732        691        5,943    2,112       399    1,416      701     (263)
                       ------------------------------------------------------------------------------------------------------------
NET INCREASE IN
 NET ASSETS..........   19,045     1,009    64,799     2,892        687       13,028    5,459       749    1,881    1,696      395
                       ------------------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of
  Period.............   18,066     5,282   303,187                           157,140   10,072     1,522    2,948    4,452    4,986
                       ------------------------------------------------------------------------------------------------------------
 End of Period.......  $37,111    $6,291  $367,986    $2,892       $687     $170,168  $15,531    $2,271   $4,829   $6,148   $5,381
                       ------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                          High               Govern-
                               Money     Yield    Managed      ment              Aggressive  Growth    Equity    Multi-
                               Market     Bond      Bond    Securities  Growth     Equity      LT      Income   Strategy
                              Variable  Variable  Variable   Variable  Variable   Variable  Variable  Variable  Variable
                              Account   Account   Account    Account   Account    Account   Account   Account   Account
                              ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
 FROM OPERATIONS
 Net investment income......    $3,392   $3,403     $5,533      $881    $20,232        $5     $6,250   $18,901   $12,030
 Net realized gain
  (loss) from security
  transactions..............        (3)     (87)       663       164     10,581       653      5,163     5,470     3,108
 Net unrealized
  appreciation
  (depreciation) on
  investments...............        14   (2,165)     1,408        59    (23,983)    1,132     63,381     9,750     5,144
                              ------------------------------------------------------------------------------------------
Net Increase in Net
 Assets Resulting from
 Operations.................     3,403    1,151      7,604     1,104      6,830     1,790     74,794    34,121    20,282
                              ------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
 NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net
  premiums..................   164,872    7,612     13,456     2,186     31,972     4,086     29,295    24,939    14,554
 Transfers--policy
  charges and deductions....    (6,168)  (2,255)    (3,939)     (699)   (10,609)     (969)    (9,146)   (7,949)   (5,260)
 Transfers in (from
  other variable
  accounts).................   268,634   34,691     52,698    10,097     89,840    20,958     82,877    46,109    13,875
 Transfers out (to other
  variable accounts)........  (399,943) (29,075)   (36,135)   (5,218)   (87,886)  (16,962)   (53,981)  (35,074)  (17,159)
 Transfers--other...........   (13,775)  (2,461)    (4,332)     (742)   (10,466)     (610)    (7,000)   (5,765)   (5,646)
                              ------------------------------------------------------------------------------------------
Net Increase in Net
 Assets Derived from
 Policy Transactions........    13,620    8,512     21,748     5,624     12,851     6,503     42,045    22,260       364
                              ------------------------------------------------------------------------------------------
NET INCREASE IN NET
 ASSETS.....................    17,023    9,663     29,352     6,728     19,681     8,293    116,839    56,381    20,646
                              ------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year..........    52,084   33,707     72,512    10,421    179,989     9,473    110,438   131,486   113,352
                              ------------------------------------------------------------------------------------------
 End of Year................   $69,107  $43,370   $101,864   $17,149   $199,670   $17,766   $227,277  $187,867  $133,998
                              ------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                         Bond and  Equity    Inter-   Emerging
                                Equity    Income   Index    national  Markets   Variable Variable Variable Variable
                               Variable  Variable Variable  Variable  Variable  Account  Account  Account  Account
                               Account   Account  Account   Account   Account      I        II      III       IV
                               ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
 FROM OPERATIONS
 Net investment income.......     $507      $147    $4,853   $11,985     $117       $87      $52      $21     $154
 Net realized gain
  (loss) from security
  transactions...............      369        19    11,629     5,435   (1,951)        8       96      (64)     183
 Net unrealized
  appreciation
  (depreciation) on
  investments................    1,989        13    43,404   (10,085)    (935)       72      460       44      366
                               ------------------------------------------------------------------------------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.............    2,865       179    59,886     7,335   (2,769)      167      608        1      703
                               ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net
  premiums...................    2,976     1,056    44,705    28,077    3,183       238      408    1,305    1,358
 Transfers--policy
  charges and deductions.....     (633)     (197)  (12,955)   (8,359)    (663)      (62)     (93)    (245)    (156)
 Transfers in (from
  other variable
  accounts)..................   17,627     6,550   108,028    71,891   27,300       749    2,159    1,700    1,697
 Transfers out (to other
  variable accounts).........   (8,527)   (2,820)  (73,002)  (64,225) (25,040)      (97)    (880)  (1,374)    (481)
 Transfers--other............     (432)     (171)  (10,763)   (6,520)    (355)      (12)     (37)     (44)     111
                               ------------------------------------------------------------------------------------
Net Increase in Net
 Assets Derived from
 Policy Transactions.........   11,011     4,418    56,013    20,864    4,425       816    1,557    1,342    2,529
                               ------------------------------------------------------------------------------------
NET INCREASE IN NET
 ASSETS......................   13,876     4,597   115,899    28,199    1,656       983    2,165    1,343    3,232
                               ------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year...........    4,190       685   187,288   128,941    8,416       539      783    3,109    1,754
                               ------------------------------------------------------------------------------------
 End of Year.................  $18,066    $5,282  $303,187  $157,140  $10,072    $1,522   $2,948   $4,452   $4,986
                               ------------------------------------------------------------------------------------

See Notes to Financial Statements

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of twenty-two subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Large-Cap Value Variable Account, the Mid-Cap Value Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Variable Account, the Emerging Markets Variable Account, and the Variable Accounts I through IV. The assets in each of the first eighteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Section B of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission four new Variable Accounts: the Large-Cap Value Variable Account, the Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, and the REIT Variable Account. The Large-Cap Value Variable Account, the Mid-Cap Value Variable Account, and the Small-Cap Index Variable Account commenced operations on January 8, 1999, and the REIT Variable Account commenced operations on January 19, 1999.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During the six months period ended June 30, 1999, the Funds declared dividends for each portfolio except for the Mid-Cap Value Portfolio, the Brandes International Equity Portfolio, the Frontier Capital Appreciation Portfolio, and the Enhanced U.S. Equity Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). The cost and market value of total Separate Account's investments in the Funds as of June 30, 1999 were as follows (amounts in thousands):

                                                                Variable Accounts
                                 -----------------------------------------------------------------------------------
                                                                  Govern-
                                  Money    High Yield  Managed      ment              Aggressive  Growth    Equity
                                  Market      Bond      Bond     Securities  Growth     Equity      LT      Income
                                 -----------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period              $69,218   $45,134    $97,525    $16,677   $187,167    $16,338  $152,516  $147,393
Add:  Total net proceeds
       from policy
       transactions               108,975    14,087     19,492      4,700     46,490     10,277    38,765    17,368
      Reinvested
       distributions from
       the Funds:
       (a) Net investment
           income                   1,587     1,756      2,831        462                                       649
       (b) Net realized gain                             2,557        266     23,889      2,297    24,658    16,639
                                 -----------------------------------------------------------------------------------
           Sub-Total              179,780    60,977    122,405     22,105    257,546     28,912   215,939   182,049
Less: Cost of
       investments disposed
       during the period          101,623    14,251      8,718      1,058     40,802      5,355     6,062     7,540
                                 -----------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                            78,157    46,726    113,687     21,047    216,744     23,557   209,877   174,509
Add:  Unrealized
       appreciation
       (depreciation)                (128)   (2,269)    (4,047)      (749)     7,500      1,277   122,102    44,578
                                 -----------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                           $78,029   $44,457   $109,640    $20,298   $224,244    $24,834  $331,979  $219,087
                                 -----------------------------------------------------------------------------------

                                  Multi-   Large-Cap   Mid-Cap              Bond and    Equity   Small-Cap
                                 Strategy  Value (1)  Value (1)    Equity    Income     Index    Index (1) REIT (1)
                                 -----------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period             $112,643                         $16,061     $5,250   $212,820
Add:  Total net proceeds
       from policy
       transactions                 7,137    $1,941     $1,826     18,915      2,356     36,604    $3,107      $738
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
           income                   1,635         1                    12        172      1,913         1         3
      (b) Net realized gain         8,563                           2,387        260      1,562
                                 -----------------------------------------------------------------------------------
           Sub-Total              129,978     1,942      1,826     37,375      8,038    252,899     3,108       741
Less: Cost of
       investments disposed
       during the period            2,695        54         87      2,803      1,006      4,683       375        44
                                 -----------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                           127,283     1,888      1,739     34,572      7,032    248,216     2,733       697
Add: Unrealized
      appreciation
      (depreciation)               20,213       103         69      2,539       (741)   119,770       159       (10)
                                 -----------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                          $147,496    $1,991     $1,808    $37,111     $6,291   $367,986    $2,892      $687
                                 -----------------------------------------------------------------------------------

                                  Inter-    Emerging
                                 national   Markets       I          II       III         IV
                                 ---------------------------------------------------------------
Total cost of
 investments at
 beginning of period             $153,283   $11,689     $1,454     $2,467     $4,191     $4,437
Add: Total net proceeds
      from policy
      transactions                 30,386     6,945        536      1,752      1,081      2,074
     Reinvested
      distributions from
      the Funds:
     (a) Net investment
          income                    1,200        27
     (b) Net realized gain          6,201                             172
                                 ---------------------------------------------------------------
           Sub-Total              191,070    18,661      1,990      4,391      5,272      6,511
Less: Cost of
       investments disposed
       during the period           20,304     5,820        112        251        291      1,823
                                 ---------------------------------------------------------------
Total cost of
 investments at end of
 period                           170,766    12,841      1,878      4,140      4,981      4,688
Add: Unrealized
      appreciation
      (depreciation)                 (598)    2,690        393        689      1,167        693
                                 ---------------------------------------------------------------
Total market value of
 investments at end of
 period                          $170,168   $15,531     $2,271     $4,829     $6,148     $5,381
                                 ---------------------------------------------------------------

-------------------
(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the period ended June 30, 1999 and the selected accumulation unit information as of June 30, 1999 were as follows:

                                                             Variable Accounts
                          ----------------------------------------------------------------------------------------------
                                                                Govern-
                             Money     High Yield   Managed       ment                 Aggressive    Growth     Equity
                            Market        Bond        Bond     Securities    Growth      Equity        LT       Income
                          ----------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of period     4,086,161   1,598,243   4,098,497    722,500    5,054,100   1,392,776   7,088,988  4,153,101
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                  5,294,432     196,119     332,058     70,808      396,681     215,855     508,610    267,445
 (b) Transfers--policy
  charges and deductions     (220,697)    (45,853)    (95,087)   (19,851)    (130,203)    (49,665)   (182,947)   (97,351)
 (c) Transfers in (from
  other variable
  accounts)                 9,956,792     871,308   1,351,128    264,934    2,188,354   1,143,059   1,725,901    757,161
 (d) Transfers out (to
  other variable
  accounts)               (14,167,346)   (962,680) (1,094,983)  (142,432)  (2,435,259)   (957,187) (1,065,140)  (649,923)
 (e) Transfers--other        (439,439)    (31,618)    (71,134)   (19,070)    (143,589)    (29,348)   (323,810)  (177,494)
                          ----------------------------------------------------------------------------------------------
Sub-Total                     423,742      27,276     421,982    154,389     (124,016)    322,714     662,614     99,838
                          ----------------------------------------------------------------------------------------------
Total units outstanding
 at end of period           4,509,903   1,625,519   4,520,479    876,889    4,930,084   1,715,490   7,751,602  4,252,939
                          ----------------------------------------------------------------------------------------------


Accumulation Unit Value:
 At beginning of period        $16.91      $27.14      $24.85     $23.74       $39.51      $12.76      $32.06     $45.24
 At end of period              $17.30      $27.35      $24.25     $23.15       $45.48      $14.48      $42.83     $51.51

                            Multi-     Large-Cap    Mid-Cap                 Bond and     Equity    Small-Cap
                           Strategy    Value (1)   Value (1)     Equity      Income      Index     Index (1)   REIT (1)
                          ----------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of period     3,899,102                          1,208,588      407,552   7,178,724
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                    185,654      18,190      19,231    203,813       74,903     715,368      61,970      6,236
 (b) Transfers--policy
  charges and deductions      (81,526)     (1,656)     (1,880)   (49,095)     (16,289)   (195,436)     (2,952)      (595)
 (c) Transfers in (from
  other variable
  accounts)                   317,065     197,237     176,998  1,370,005      353,256   1,384,305     498,947     64,824
 (d) Transfers out (to
  other variable
  accounts)                  (257,240)    (37,097)    (30,165)  (524,522)    (278,272) (1,048,566)   (286,062)    (6,988)
 (e) Transfers--other         (66,452)       (158)        110    (22,514)     (26,160)   (260,706)         86       (105)
                          ----------------------------------------------------------------------------------------------
Sub-Total                      97,501     176,516     164,294    977,687      107,438     594,965     271,989     63,372
                          ----------------------------------------------------------------------------------------------
Total units outstanding
 at end of period           3,996,603     176,516     164,294  2,186,275      514,990   7,773,689     271,989     63,372
                          ----------------------------------------------------------------------------------------------


Accumulation Unit Value:
 At beginning of period        $34.37      $10.00      $10.00     $14.95       $12.96      $42.23      $10.00     $10.00
 At end of period              $36.91      $11.28      $11.01     $16.97       $12.22      $47.34      $10.63     $10.84

                            Inter-      Emerging
                           national     Markets        I           II         III          IV
                          -----------------------------------------------------------------------
Total units outstanding
 at beginning of period     7,183,483   1,425,050     127,998    167,752      342,807     304,588
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                    735,042     220,668      13,916     24,206       47,005      24,627
 (b) Transfers--policy
  charges and deductions     (191,331)    (50,696)     (4,820)    (5,437)     (10,798)     (7,518)
 (c) Transfers in (from
  other variable
  accounts)                 2,682,617   1,886,341      25,772    109,675       66,798     443,888
 (d) Transfers out (to
  other variable
  accounts)                (2,687,547) (1,751,107)     (3,504)   (49,097)     (46,108)   (468,957)
 (e) Transfers--other        (264,651)    (38,874)     (2,289)    (6,026)      (5,735)     (6,270)
                          -----------------------------------------------------------------------
Sub-Total                     274,130     266,332      29,075     73,321       51,162     (14,230)
                          -----------------------------------------------------------------------
Total units outstanding
 at end of period           7,457,613   1,691,382     157,073    241,073      393,969     290,358
                          -----------------------------------------------------------------------


Accumulation Unit Value:
 At beginning of period        $21.88       $7.07      $11.89     $17.57       $12.99      $16.37
 At end of period              $22.82       $9.18      $14.46     $20.03       $15.60      $18.53

-------------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 1999 (See Note 1 to Financial Statements).